Condensed Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			$ (3,349,778)	$ (1,734,815)
Adjustment to reconcile net income to net cash used in operating activities:
Depreciation and amortization			1,003,070	404,995
Amortization of debt issuance costs and accretion of debt discount			17,165
Non-cash lease expense			317
Goodwill impairment					$ 593,790	$ 0
Stock compensation expense			1,063,777	581,999
Common stock issuable				822,116
Shares issued pursuant to settlement agreement			(300,000)
Change in operating assets and liabilities:
Accounts payables and other accrued liabilities			208,471	(52,836)
Accounts receivable			46,299	(132,047)
Accounts receivable, related parties			7,131
Other receivables			6,271	21,354
Other payables			44,901	6,799
Other non-current assets			(195,924)	1,316
Prepaid expense and other current assets			(5,772)	(40,809)
Net cash used in operating activities			(1,454,072)	(115,743)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in NSURE, Inc.			(1,350,000)
Earn-out liability				(11,317,240)
Acquisition of business, net of cash acquired			(650,114)
Purchase of property and equipment				(562,327)
Net cash used in investing activities			(2,000,114)	(11,879,567)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings of debt				7,912,000
Principal repayments of debt			(245,178)	(232,359)
Loans acquired through acquisitions, related parties				19,401
Proceeds from PPP loan			673,700
Principal repayments of PPP loan			(165,000)
Proceeds from loans payable, related parties			1,651,815	3,363,457
Payments of loans payable, related parties			(165,980)	(1,175,317)
Issuance of common stock for acquisitions			1,866,667	2,568,364
Net cash provided by financing activities			3,616,024	12,455,546
Net increase in cash and restricted cash			161,838	460,236
Cash and restricted cash at beginning of year			491,585	101,206	101,206
Cash and restricted cash at end of year	$ 101,206		653,423	561,442	491,585	101,206
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Conversion of preferred stock into common stock				6,088
Cash paid for interest			123,345	90,580
Acquisition of lease asset and liability			133,204	461,504
Cancellation of common stock shares pursuant to settlement agreement				576
Successor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(1,155,286)				(3,495,481)
Adjustment to reconcile net income to net cash used in operating activities:
Depreciation and amortization	25,451				727,979
Amortization of debt issuance costs and accretion of debt discount	1,138				13,949
Non-cash lease expense					6,608
Goodwill impairment					593,790
Stock compensation expense	548,254				1,047,376
Common stock issuable					822,116
Shares issued pursuant to settlement agreement	306,981
Change in operating assets and liabilities:
Accounts payables and other accrued liabilities	98,654				54,572
Accounts receivable					(103,822)
Accounts receivable, related parties					(7,131)
Note receivables					(3,825)
Other receivables	(17,319)				9,035
Other payables	16,942				(8,591)
Other non-current assets	33,716				1,800
Prepaid expense and other current assets					(32,309)
Net cash used in operating activities	(141,469)				(373,934)
CASH FLOWS FROM INVESTING ACTIVITIES:
Note receivable, related parties
Acquisition of business, net of cash acquired	(1,066,500)				(11,317,325)
Purchase of property and equipment	(56,193)				(562,327)
Net cash used in investing activities	(1,122,693)				(11,879,652)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings of debt	1,025,000				7,982,005
Principal repayments of debt	(16,763)				(209,985)
Debt issuance costs	(25,506)				(216,125)
Loans acquired through acquisitions					19,401
Loans acquired through acquisitions, related parties					210
Dividends paid
Distributions to stockholders and members
Issuance of loans payables, related parties	382,637
Proceeds from notes payable, related parties					3,366,542
Payment of notes payable
Proceeds of notes payable, related parties					(866,447)
Issuance of common stock for acquisitions					2,568,364
Net cash provided by financing activities	1,365,368				12,643,965
Net increase in cash and restricted cash	101,206				390,379
Cash and restricted cash at beginning of year			$ 491,585	$ 101,206	101,206
Cash and restricted cash at end of year	101,206				491,585	101,206
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Conversion of preferred stock into common stock	10,000				10,000
Cash paid for interest	26,915				414,645
Acquisition of lease asset and liability					684,083
Cancellation of common stock shares pursuant to settlement agreement					576
Cancellation of common stock shares pursuant to issuance of common stock for acquisition of FIS					2,846
Transfer of common stock shares to Reliance Global Holdings, LLC pursuant to transfer of ownership of SWMT and FIS					14,839
Assumed earn-out liability pursuant to the issuance of shares in regard to the SWMT, FIS, and ABC Transactions					2,850,050
Acquisition of loan payable, related party, pursuant to the purchase of software from The Referral Depot, LLC					200,000
Acquisition of intangibles, net through issuance of shares	294,250
Acquisition of goodwill through issuance of shares	853,796
Assumed long-term debt pursuant to the issuance of shares in regard to the USBA and EBS Transactions	727,812
Assumed loans payable, related party pursuant to the issuance of shares in regard to the USBA and EBS Transactions	459,688
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		58,321
Adjustment to reconcile net income to net cash used in operating activities:
Depreciation and amortization		1,778
Amortization of debt issuance costs and accretion of debt discount
Non-cash lease expense
Goodwill impairment
Stock compensation expense
Common stock issuable
Shares issued pursuant to settlement agreement
Change in operating assets and liabilities:
Accounts payables and other accrued liabilities		73,440
Accounts receivable
Accounts receivable, related parties
Note receivables
Other receivables
Other payables
Other non-current assets
Prepaid expense and other current assets
Net cash used in operating activities		133,539
CASH FLOWS FROM INVESTING ACTIVITIES:
Note receivable, related parties		(2,277)
Acquisition of business, net of cash acquired
Purchase of property and equipment
Net cash used in investing activities		(2,277)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings of debt
Principal repayments of debt
Debt issuance costs
Loans acquired through acquisitions
Loans acquired through acquisitions, related parties
Dividends paid		(48,154)
Distributions to stockholders and members		(18,500)
Issuance of loans payables, related parties
Proceeds from notes payable, related parties
Payment of notes payable		(5,217)
Proceeds of notes payable, related parties		(24,414)
Issuance of common stock for acquisitions
Net cash provided by financing activities		(96,285)
Net increase in cash and restricted cash		34,977
Cash and restricted cash at beginning of year	$ 58,588	23,611				$ 23,611
Cash and restricted cash at end of year		58,588
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Conversion of preferred stock into common stock
Cash paid for interest		2,164
Acquisition of lease asset and liability
Cancellation of common stock shares pursuant to settlement agreement
Cancellation of common stock shares pursuant to issuance of common stock for acquisition of FIS
Transfer of common stock shares to Reliance Global Holdings, LLC pursuant to transfer of ownership of SWMT and FIS
Assumed earn-out liability pursuant to the issuance of shares in regard to the SWMT, FIS, and ABC Transactions
Acquisition of loan payable, related party, pursuant to the purchase of software from The Referral Depot, LLC
Acquisition of intangibles, net through issuance of shares
Acquisition of goodwill through issuance of shares
Assumed long-term debt pursuant to the issuance of shares in regard to the USBA and EBS Transactions
Assumed loans payable, related party pursuant to the issuance of shares in regard to the USBA and EBS Transactions